SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 11,802
2024	28,892
2025	29,758
2026	30,651
2027	10,317
Total lease payments	111,420
Less: Imputed interest	(12,066)
Present value of lease liabilities	$ 99,354	$ 110,138	$ 135,182